Financial Result and Exchange Gains(Losses) (Tables)	12 Months Ended
Dec. 31, 2024
Financial result and exchange gains/(losses) [Abstract]
Schedule of financial result and exchange gains/(losses)

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Interest income	$138,740	$92,962	$24,741
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	18,769	14,424	2,924
Financial income	$157,509	$107,386	$27,665

Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	$—	$(2)	$(1,713)
Other financial expense	(2,464)	(904)	(2,193)
Financial expense	$(2,464)	$(906)	$(3,906)

Realized exchange (losses)/gains	$(5,444)	$29	(3,743)
Unrealized exchange (losses)/gains	(42,767)	14,044	(28,989)
Exchange (losses)/gains	$(48,211)	$14,073	$(32,732)